Consolidated Income Statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]
Profit or loss [abstract]
Turnover	€ 26,126	€ 26,352
Operating profit	4,589	4,529
After (charging)/crediting non-underlying items	(465)	(438)
Net finance costs	(351)	(288)
Finance income	86	64
Finance costs	(420)	(337)
Pensions and similar obligations	(17)	(15)
Net monetary gain/(loss) arising from hyperinflationary economies	29
Share of net profit/(loss) of joint ventures and associates	85	83
After crediting non-underlying items	3
Other income/(loss) from non-current investments and associates	2	5
Profit before taxation	4,354	4,329
Taxation	(1,145)	(1,100)
After (charging)/crediting tax impact of non-underlying items	89	141
Net profit	3,209	3,229
Attributable to:
Non-controlling interests	203	198
Shareholders' equity	€ 3,006	€ 3,031
Combined earnings per share
Basic earnings per share (euros)	€ 1.15	€ 1.11
Diluted earnings per share (euros)	€ 1.14	€ 1.11

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.